Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Funded status by geographical region
The funded status by geographical region of all the Company’s retirement plans at December 31, 2015 and 2014 is as follows:

Funded Status (U.S. dollars in thousands)	2015	2014
U.S.	$(16,306)	$(13,124)
U.K.	(4,650)	(7,742)
Other European	(21,807)	(22,977)
Funded status – end of year	$(42,763)	$(43,843)

Change in projected benefit obligation

Change in projected benefit obligation (U.S. dollars in thousands)	2015	2014
Projected benefit obligation – beginning of year	$93,124	$81,976
Projected benefit obligation assumed due to Catlin Acquisition	28,414	—
Service cost (1)	1,494	1,279
Interest cost	4,382	3,747
Actuarial (gain) / loss	2,821	13,402
Benefits and expenses paid	(3,747)	(2,761)
Foreign currency (gains) / losses	(4,047)	(3,817)
Settlements	(276)	(702)
Projected benefit obligation – end of year	$122,165	$93,124
(1) Service costs include cost of living adjustments on curtailed plans.

Change in plan assets

Change in plan assets (U.S. dollars in thousands)	2015	2014
Fair value of plan assets – beginning of year	$49,281	$47,158
Fair value of plan assets acquired due to Catlin Acquisition	33,131	—
Actual return on plan assets	(119)	3,543
Employer contributions	1,775	1,187
Benefits and expenses paid	(3,305)	(1,932)
Foreign currency gains / (losses)	(1,361)	(675)
Fair value of plan assets – end of year	$79,402	$49,281
Funded status – end of year	$(42,763)	$(43,843)
Accrued pension liability	$42,763	$43,843

Components of net benefit cost
The components of the net benefit cost for the years ended December 31, 2015, 2014 and 2013 are as follows:

Components of net benefit cost (U.S. dollars in thousands)	2015	2014	2013
Service cost	$1,494	$1,279	$1,491
Interest cost	4,381	3,747	3,589
Expected return on plan assets	(3,903)	(2,859)	(3,096)
Amortization of net actuarial loss	1,617	812	1,440
Net benefit cost	$3,589	$2,979	$3,424

Weighted average assumptions used
The table below includes disclosure of these rates on a weighted-average basis, for the years ended December 31 as indicated:

	2015			2014
	U.S. Plans	U.K. Plans	Other European Plans	U.S. Plans	U.K. Plans	Other European Plans
Net Benefit Cost – Weighted-average assumptions
Discount rate	3.91%	3.70%	2.42%	4.95%	4.60%	3.50%
Expected long-term rate of return on plan assets	6.00%	3.48%	N/A	6.50%	4.60%	N/A
Rate of compensation increase	N/A	3.96%	2.50%	N/A	5.50%	2.50%
Benefit Obligation – Weighted-average assumptions
Discount rate	4.25%	3.70%	2.42%	3.91%	4.60%	2.40%
Rate of compensation increase	N/A	3.96%	2.50%	N/A	5.50%	2.50%

Allocation of plan assets - UK pension
The assets in the plans and the expected rates of return were as follows:

(U.S. dollars in thousands, except percentages)	Expected Return on Assets for 2015	Fair Value at December 31, 2015	Expected Return on Assets for2014	Fair Value at December 31,2014
Equities	6.2%	$7,893	7.4%	$7,787
Gilts	2.4%	17,856	3.6%	1,579
Corporate Bonds	3.4%	16,915	4.6%	1,594
Other (cash)	1.8%	52	4.0%	224
Total market fair value of assets		$42,716		$11,184

Estimated future benefit payments
The estimated future benefit payments with respect to the U.S. defined benefit pension plans are as follows:

(U.S. dollars in thousands)	Retirement Plan	Benefits Equalization Plan	Total
2016	$988	$434	$1,422
2017	$1,023	$430	$1,453
2018	$1,054	$427	$1,481
2019	$1,240	$524	$1,764
2020	$1,396	$538	$1,934
2021-2025	$9,904	$3,032	$12,936